INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2018
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2017	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$22,737	1,773	-	24,510
China Techenergy Co., Ltd.	40.00%	8,847	2,503	43	11,393
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	781	4,262	-	5,043
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,454	2,241	-	3,695
Shenzhen HollySys Intelligent Technologies Co., Ltd.	60.00%	2,654	(159)	-	2,495
Southcon Development Sdn Bhd.	30.00%	210	(104)	-	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	442	(442)	-	-
		$37,125	10,074	43	47,242

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,338	-	-	2,338
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,598	-	-	1,598
Zhejiang Sanxin Technology Co., Ltd.	6.00%	88	-	-	88
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
		$4,024	-	-	4,024

June 30, 2018	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,276	3,091	-	26,367
China Techenergy Co., Ltd.	40.00%	9,057	3,642	45	12,744
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	799	4,757	-	5,556
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,489	2,162	-	3,651
Beijing Hollysys Digital Technology Co.,Ltd.	25.00%	3,729	(192)	-	3,537
Shenzhen HollySys Intelligent Technologies Co., Ltd.	60.00%	2,717	(1,445)	-	1,272
Beijing AIRmaker Technology Co., Ltd.	20.00%	151	-	-	151
Southcon Development Sdn Bhd.	30.00%	223	(112)	-	111
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	453	(453)	-	-
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	-	-	-	-
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	-	-	-	-
		$41,894	11,450	45	53,389

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,393	-	-	2,393
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,636	-	-	1,636
Zhejiang Sanxin Technology Co., Ltd.	6.00%	91	-	-	91
Beijing Hetaitong Technologies Co., Ltd.	10.00%	75	-	-	75
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Qingdao Lanjing Technology Co., Ltd.	10.00%	-	-	-	-
		$4,195	-	-	4,195